Financial Instruments	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Financial Instruments	Financial Instruments
Debt Securities

The Company holds certain debt securities that are classified as held-to-maturity at the time of purchase as the Company has both the positive intent and ability to hold to maturity. The fair value of corporate bonds was based upon Level 2 inputs, which included period-end mid-market quotations for each underlying contract as calculated by the financial institution with which the Company has transacted. The quotations are based on bid/ask quotations and represent the discounted future settlement amounts based on current market rates.

The Company also holds debt securities in the form of convertible notes in private companies presented within equity and other investments on the consolidated balance sheets. These debt securities are classified as available-for-sale for which the Company has elected to apply the fair value option. The fair values were determined based on binomial pricing models for which the Company was required to develop its own assumptions, including the underlying entities' valuations.
The following tables summarize debt securities by significant investment classification:

	As at December 31, 2022
	Carrying Value
	Cash Equivalents	Marketable Securities	Equity and Other Investments	Fair Value
	$	$	$	$
Level 1:
U.S. term deposits	—	600,000	—	608,337
U.S. federal bonds and agency securities	27,944	740,978	—	769,318
Canadian federal bonds and agency securities	202,488	546,943	—	750,252
Corporate bonds and commercial paper	201,513	—	—	201,644
Repurchase agreements	99,000	—	—	99,023
	530,945	1,887,921	—	2,428,574
Level 2:
Corporate bonds and commercial paper	—	1,515,701	—	1,517,667
Level 3:
Convertible notes in private companies	—	—	220,992	220,992
	530,945	3,403,622	220,992	4,167,233

The fair values of marketable securities above include accrued interest of $15,517, which is excluded from the carrying amounts. The accrued interest is included in trade and other receivables in the consolidated balance sheets. Additional accrued interest of $12,242 recognized on the convertible notes in private companies is included in the carrying amount and fair value above.

In the year ended December 31, 2022, $29,628 of unrealized losses associated with the Company's convertible notes in private companies were recorded within "net unrealized (loss) gain on equity and other investments" in the consolidated statement of operations and comprehensive (loss) income (December 31, 2021 - $1,878 of unrealized gains). Additionally, interest income of $8,721 was recorded within "interest income" in the consolidated statement of operations and comprehensive (loss) income (December 31, 2021 - $4,000).

	As at December 31, 2021
	Carrying Value
	Cash Equivalents	Marketable Securities	Equity and Other Investments	Fair Value
	$	$	$	$
Level 1:
Corporate bonds and commercial paper	267,953	—	—	268,090
U.S. term deposits	—	900,000	—	901,689
U.S. federal bonds and agency securities	—	680,436	—	681,629
Canadian federal bonds and agency securities	50,138	1,215,646	—	1,268,139
	318,091	2,796,082	—	3,119,547
Level 2:
Corporate bonds and commercial paper	—	2,469,019	—	2,475,051
Level 3:
Convertible notes in private companies	—	—	205,878	205,878
	318,091	5,265,101	205,878	5,800,476

The fair values above include accrued interest of $13,067, which is excluded from the carrying amounts. The accrued interest is included in trade and other receivables in the consolidated balance sheets. Additional accrued interest of $4,000 recognized on the convertible notes in private companies is included in the carrying amount and fair value above.

All cash equivalents and marketable securities mature within one year of the consolidated balance sheet date.

Equity Investments with Readily Determinable Fair Values

The Company holds equity investments in public companies that were obtained through a combination of direct investment and strategic partnerships.

Equity investments with readily determinable fair values are comprised of:

	December 31, 2022			December 31, 2021
	Level 1	Level 3	Total	Level 1	Level 3	Total
	$	$	$	$	$	$
Affirm Holdings, Inc.	196,278	—	196,278	2,041,126	—	2,041,126
Global-E Online Ltd.	400,222	50,900	451,122	741,775	423,387	1,165,162
Other	568	—	568	—	—	—
	597,068	50,900	647,968	2,782,901	423,387	3,206,288

In the year ended December 31, 2022, $200,135 was transferred from Level 3 to Level 1 due to the vesting of warrants associated with an investment in a strategic partnership (December 31, 2021 - $275,597). The equity investments categorized as Level 3 in the fair value hierarchy represent Global-E unvested warrants that require the application of a discount for lack of marketability which was 9% at December 31, 2022 (December 31, 2021 - 15%).
Adjustments related to equity and other investments with readily determinable fair values for the years ended December 31, 2022 and 2021 were as follows:

	Years ended
	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of the year	3,206,288	—

Adjustments related to equity and other investments with readily determinable fair values:
Investments received not tied to services(1)	105,268	—
Investments received as non-cash consideration in exchange for services	29,577	—
Purchases of equity and other investments	67	40
Sale of equity and other investments	(3,082)	—
Net unrealized (losses) gains	(2,690,150)	2,855,718
Transfers from measurement alternative (2)(3)	—	350,530
Balance, end of the year	647,968	3,206,288
(1) During the year ended December 31, 2022, certain private investments were acquired by third-party investors resulting in the deemed sale of equity and other investments in the year and the receipt of shares in certain public companies. Any resulting realized gains or losses were presented as "net realized gain on equity and other investments" in the consolidated statement of operations and comprehensive (loss) income.
(2) Effective January 13, 2021, the Company's investment in Affirm no longer qualified for the use of the measurement alternative as the fair value of the investment became readily determinable.
(3) Effective May 12, 2021, the Company's investment in Global-E no longer qualified for the use of the measurement alternative as the fair value of the investment became readily determinable.

Equity Investments without Readily Determinable Fair Values

The carrying value of equity investments in private companies without readily determinable fair values are:

	December 31, 2022	December 31, 2021
	$	$
Total initial value	1,359,950	539,221
Cumulative gross unrealized gains	59,023	38,880
Cumulative gross unrealized losses and impairment	(334,473)	(34,722)
Total carrying value of equity and other investments without readily determinable fair values (1)	1,084,500	543,379
(1) As at December 31, 2022, three investments in private companies represent $879,998 (December 31, 2021 - $348,278) of the total carrying value of equity and other investments without readily determinable fair values.
Adjustments related to equity and other investments without readily determinable fair values for the years ended December 31, 2022 and 2021 were as follows:

	Years ended
	December 31, 2022	December 31, 2021
	$	$
Balance, beginning of the year	543,379	173,454

Adjustments related to equity and other investments without readily determinable fair values:
Purchases of equity and other investments	598,585	450,193
Investments received as non-cash consideration in exchange for services	243,624	268,058
Gross unrealized gains	20,143	36,926
Sales of equity and other investments(1)	(13,480)	—
Transfers to readily determinable fair values (2)(3)	—	(350,530)
Gross unrealized losses and impairments(4)	(307,751)	(34,722)
Balance, end of the year	1,084,500	543,379
(1) During the year ended December 31, 2022, certain private investments were acquired by third-party investors resulting in the deemed sale of equity and other investments in the year. Any resulting realized gains or losses were presented as "net realized gain on equity and other investments" in the consolidated statement of operations and comprehensive (loss) income.
(2) Effective January 13, 2021, the Company's investment in Affirm no longer qualified for the use of the measurement alternative as the fair value of the investment became readily determinable.
(3) Effective May 12, 2021, the Company's investment in Global-E no longer qualified for the use of the measurement alternative as the fair value of the investment became readily determinable.
(4) The Company applied certain valuation methods based on information available, including the market approach and option pricing models in order to quantify the level of impairment. This required the Company to develop certain key assumptions, including revenue growth rates, revenue multiples based on market comparables and a discount for lack of marketability. Non-public information, made available to the Company from investee companies, was supplemented with estimates such as volatility, expected time to liquidity and the rights and obligations of the securities the Company holds.

As at December 31, 2022, included in the total $1,084,500 of equity and other investments without readily determinable fair values, $677,078 was remeasured at fair value and was classified within Level 3 of the fair value measurement hierarchy on a non-recurring basis.

Derivative Instruments and Hedging

As at December 31, 2022, the Company held foreign exchange forward contracts and options for USD, GBP and CAD with a total notional value of $526,721 (December 31, 2021 - $586,547), to fund a portion of its operations. The fair value of foreign exchange forward contracts and options was based upon Level 2 inputs, which included period-end mid-market quotations for each underlying contract as calculated by the financial institution with which the Company has transacted. The quotations are based on bid/ask quotations and represent the discounted future settlement amounts based on current market rates.

Derivative Instruments Designated as Hedges

The Company has a hedging program to mitigate the impact of foreign currency fluctuations on future cash flows and earnings. Under this program, the Company has entered into foreign exchange forward contracts and options with certain financial institutions and designated those hedges as cash flow hedges. The Company is hedging cash flows associated with payroll and facility costs.
The fair values of outstanding derivative instruments were as follows:

	December 31, 2022	December 31, 2021
	$	$
Level 2:
Foreign exchange forward contracts and options assets (classified in other current assets)	1,484	1,824
Foreign exchange forward contract liabilities (classified in accounts payable and accrued liabilities)	15,548	5,926

Unrealized gains and unrealized losses related to changes in the fair value of foreign exchange forward contracts and options designated as cash flow hedges were as follows:

	December 31, 2022	December 31, 2021
	$	$
Unrealized gains	1,189	1,215
Unrealized losses	(15,350)	(4,936)
Total net unrealized losses	(14,161)	(3,721)

These unrealized gains and losses were included in accumulated other comprehensive (loss) income, other current assets, and accounts payable and accrued liabilities on the consolidated balance sheet. These amounts are expected to be reclassified into earnings over the next twelve months.

Realized losses and realized gains related to the maturity of foreign exchange forward contracts and options designated as cash flow hedges were as follows:

	Years ended
	December 31, 2022	December 31, 2021
	$	$
Realized (losses) gains in cost of revenues	(864)	1,001
Realized (losses) gains in operating expenses	(22,348)	21,851
	(23,212)	22,852

Derivatives Instruments Not Designated as Hedges

During the year ended December 31, 2022, the Company entered into a commodity swap contract with a producer to fund renewable energy production and to obtain renewable energy certificates. The contract guarantees the producer a minimum price per megawatt hour with any differences between market prices and this minimum price being settled in cash between the producer and the Company on a monthly basis. The Company's maximum commitment over the remaining life of the contract, ending May 31, 2032, is $10,957.